Portfolio of Investments
Columbia Variable Portfolio – Core Equity Fund, September 30, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.9%
Issuer	Shares	Value ($)
Communication Services 8.0%
Diversified Telecommunication Services 0.3%
Verizon Communications, Inc.	15,313	581,435
Entertainment 0.7%
Electronic Arts, Inc.	9,750	1,128,172
Interactive Media & Services 6.6%
Alphabet, Inc., Class A(a)	85,479	8,176,066
Meta Platforms, Inc., Class A(a)	22,229	3,016,031
Total		11,192,097
Media 0.4%
Interpublic Group of Companies, Inc. (The)	23,237	594,867
Total Communication Services		13,496,571
Consumer Discretionary 11.6%
Automobiles 1.2%
Tesla, Inc.(a)	7,305	1,937,651
Hotels, Restaurants & Leisure 1.2%
Expedia Group, Inc.(a)	21,751	2,037,851
Household Durables 1.8%
Lennar Corp., Class A	23,157	1,726,355
PulteGroup, Inc.	36,860	1,382,250
Total		3,108,605
Internet & Direct Marketing Retail 2.0%
Amazon.com, Inc.(a)	30,057	3,396,441
Specialty Retail 3.8%
AutoZone, Inc.(a)	1,284	2,750,238
O’Reilly Automotive, Inc.(a)	3,975	2,795,816
Ulta Beauty, Inc.(a)	2,134	856,140
Total		6,402,194
Textiles, Apparel & Luxury Goods 1.6%
PVH Corp.	5,800	259,840
Ralph Lauren Corp.	21,443	1,821,154
Tapestry, Inc.	8,356	237,561
Under Armour, Inc., Class A(a)	66,491	442,165
Total		2,760,720
Total Consumer Discretionary		19,643,462
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples 6.5%
Food & Staples Retailing 0.8%
Kroger Co. (The)	31,616	1,383,200
Food Products 1.8%
General Mills, Inc.	36,348	2,784,620
Tyson Foods, Inc., Class A	3,754	247,501
Total		3,032,121
Household Products 1.7%
Procter & Gamble Co. (The)	22,104	2,790,630
Tobacco 2.2%
Altria Group, Inc.	60,596	2,446,867
Philip Morris International, Inc.	15,805	1,311,973
Total		3,758,840
Total Consumer Staples		10,964,791
Energy 4.7%
Oil, Gas & Consumable Fuels 4.7%
ConocoPhillips Co.	4,201	429,930
Devon Energy Corp.	8,998	541,050
Exxon Mobil Corp.	52,879	4,616,866
Marathon Oil Corp.	11,000	248,380
Marathon Petroleum Corp.	20,586	2,044,807
Total		7,881,033
Total Energy		7,881,033
Financials 10.6%
Banks 2.2%
Wells Fargo & Co.	90,860	3,654,389
Capital Markets 2.6%
Bank of New York Mellon Corp. (The)	8,342	321,334
CME Group, Inc.	8,231	1,457,957
Morgan Stanley	33,564	2,651,891
Total		4,431,182
Consumer Finance 1.5%
Capital One Financial Corp.	24,090	2,220,375
Discover Financial Services	2,729	248,121
Total		2,468,496
Columbia Variable Portfolio – Core Equity Fund | Third Quarter Report 2022	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Core Equity Fund, September 30, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Diversified Financial Services 0.2%
Voya Financial, Inc.	5,888	356,224
Insurance 4.1%
Aon PLC, Class A	1,606	430,199
Lincoln National Corp.	24,500	1,075,795
Marsh & McLennan Companies, Inc.	20,961	3,129,268
MetLife, Inc.	38,978	2,369,083
Total		7,004,345
Total Financials		17,914,636
Health Care 15.2%
Biotechnology 2.7%
AbbVie, Inc.	11,613	1,558,581
Amgen, Inc.	729	164,317
BioMarin Pharmaceutical, Inc.(a)	6,472	548,631
Regeneron Pharmaceuticals, Inc.(a)	1,170	805,978
Vertex Pharmaceuticals, Inc.(a)	4,815	1,394,135
Total		4,471,642
Health Care Equipment & Supplies 1.6%
Abbott Laboratories	22,146	2,142,847
Hologic, Inc.(a)	8,701	561,388
Total		2,704,235
Health Care Providers & Services 4.3%
CVS Health Corp.	24,399	2,326,933
McKesson Corp.	8,804	2,992,215
Molina Healthcare, Inc.(a)	6,087	2,007,736
Total		7,326,884
Life Sciences Tools & Services 1.7%
IQVIA Holdings, Inc.(a)	15,925	2,884,655
Pharmaceuticals 4.9%
Bristol-Myers Squibb Co.	55,024	3,911,656
Pfizer, Inc.	95,117	4,162,320
Viatris, Inc.	29,155	248,401
Total		8,322,377
Total Health Care		25,709,793
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrials 8.0%
Aerospace & Defense 3.6%
General Dynamics Corp.	14,675	3,113,595
Lockheed Martin Corp.	5,957	2,301,130
Textron, Inc.	11,132	648,550
Total		6,063,275
Air Freight & Logistics 0.7%
United Parcel Service, Inc., Class B	7,805	1,260,820
Airlines 0.2%
Delta Air Lines, Inc.(a)	5,196	145,800
Southwest Airlines Co.(a)	4,818	148,587
Total		294,387
Commercial Services & Supplies 1.1%
Cintas Corp.	3,802	1,475,898
Republic Services, Inc.	2,774	377,375
Total		1,853,273
Electrical Equipment 0.4%
Emerson Electric Co.	9,890	724,146
Machinery 1.4%
Otis Worldwide Corp.	10,622	677,684
Parker-Hannifin Corp.	4,475	1,084,337
Snap-On, Inc.	2,975	599,016
Total		2,361,037
Professional Services 0.3%
Robert Half International, Inc.	7,075	541,237
Road & Rail 0.3%
CSX Corp.	17,600	468,864
Total Industrials		13,567,039
Information Technology 26.4%
Communications Equipment 2.0%
Cisco Systems, Inc.	83,715	3,348,600
IT Services 2.4%
MasterCard, Inc., Class A	10,539	2,996,659
VeriSign, Inc.(a)	6,225	1,081,283
Total		4,077,942

2	Columbia Variable Portfolio – Core Equity Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Core Equity Fund, September 30, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 4.1%
Advanced Micro Devices, Inc.(a)	36,873	2,336,273
Lam Research Corp.	3,514	1,286,124
QUALCOMM, Inc.	28,933	3,268,851
Total		6,891,248
Software 10.5%
Adobe, Inc.(a)	5,366	1,476,723
Autodesk, Inc.(a)	4,799	896,453
Fortinet, Inc.(a)	62,080	3,049,990
Microsoft Corp.	52,482	12,223,058
Total		17,646,224
Technology Hardware, Storage & Peripherals 7.4%
Apple, Inc.(b)	90,771	12,544,552
Total Information Technology		44,508,566
Materials 2.2%
Chemicals 0.7%
CF Industries Holdings, Inc.	9,844	947,485
Dow, Inc.	7,027	308,696
Total		1,256,181
Metals & Mining 1.5%
Nucor Corp.	23,414	2,505,064
Total Materials		3,761,245
Real Estate 3.1%
Equity Real Estate Investment Trusts (REITS) 3.1%
Host Hotels & Resorts, Inc.	97,100	1,541,948
SBA Communications Corp.	2,526	719,026
Weyerhaeuser Co.	100,492	2,870,051
Total		5,131,025
Total Real Estate		5,131,025
Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities 2.6%
Electric Utilities 2.6%
American Electric Power Co., Inc.	17,778	1,536,908
Evergy, Inc.	22,524	1,337,926
NRG Energy, Inc.	40,883	1,564,592
Total		4,439,426
Total Utilities		4,439,426
Total Common Stocks (Cost $158,156,335)		167,017,587

Money Market Funds 0.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.834%(c),(d)	1,146,737	1,146,164
Total Money Market Funds (Cost $1,146,164)		1,146,164
Total Investments in Securities (Cost: $159,302,499)		168,163,751
Other Assets & Liabilities, Net		630,767
Net Assets		168,794,518

At September 30, 2022, securities and/or cash totaling $198,317 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	11	12/2022	USD	1,980,825	—	(234,115)
Columbia Variable Portfolio – Core Equity Fund | Third Quarter Report 2022	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Core Equity Fund, September 30, 2022 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at September 30, 2022.
(d)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund.The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 2.834%
	3,047,987	13,191,278	(15,093,163)	62	1,146,164	(1,290)	15,146	1,146,737
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	Columbia Variable Portfolio – Core Equity Fund | Third Quarter Report 2022

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3QT7003_12_A01_(11/22)